Acquisitions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Schedule of Consideration Paid	The following table summarizes the consideration paid for RLS, the fair value of assets acquired and liabilities assumed at the acquisition date.

	Fair value
Consideration	US$'000	1.
Cash paid	225,171
Contingent consideration	15,750
Total consideration	240,921
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	4,509
Trade and other receivables	22,848
Other current assets	12,063
Inventories	3,676
Property, plant and equipment	5,051
Intangible assets	806
Investment in sub-lease	1,635
Right-of-use assets	49,699
Trade and other payables	(32,339)
Contingent or deferred consideration	(8,124)
Lease liabilities	(52,008)
Total identifiable assets and liabilities	7,816
Fair value adjustments
Customer relationships	60,400
Brand name	29,800
Radiopharmacy licenses	15,400
Deferred tax liabilities	(27,456)
Deferred tax asset	11,301
Total fair value adjustments	89,445
Goodwill	143,660
Total	240,921
The following table summarizes the consideration paid for ImaginAb, the fair value of assets acquired and liabilities assumed at the acquisition date.

	Fair value
Consideration	US$'000	1.
Cash paid	10,000
Performance rights issued	23,160
Equity issued	29,895
Acquisition related costs	589
Deferred payment	3,472
Total consideration	67,116
Recognized amounts of identifiable assets acquired and liabilities assumed
Property, plant and equipment	105
Right-of-use assets	629
Intellectual property	25,866
Licenses	41,145
Lease liabilities	(629)
Total identifiable assets and liabilities	67,116
The fair values of identifiable assets on acquisition are outlined below:

	Fair value
Consideration	US$'000	1.
Cash paid	6,521
Acquisition related costs	31
Deferred payment	4,354
Total consideration	10,906
Recognized amounts of identifiable assets acquired and liabilities assumed
Intellectual property	6,544
License agreement	4,362
Total identifiable assets and liabilities	10,906
The adjustments to
the acquired assets and liabilities and resultant goodwill were as follows:

		Fair value
Identifiable assets and liabilities	Increase or decrease	US$'000
Intellectual property	Increase	18,759
Deferred tax liabilities	Increase	(4,731)
Goodwill	Decrease	14,028

Schedule of Useful Economic Lives of Acquisition Related Intangible Assets	The useful economic lives of each of these acquisition-related intangible assets is as follows:

Acquired intangible asset	Useful economic life
Customer relationships	20 years
Brand name	10 years
Licenses	10 years